RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 397,590	$ 517,134	$ 1,297,395
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	0	617,500
Consideration for sale		106,105
Gain from sale of a Group's subsidiary		617,500
Fast Connection Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	700,000
Guangzhou 88 Technology Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	0	755,524
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	79,949
Commissions, financing service fees and other revenues | Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	16,173
Commissions, financing service fees and other revenues | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	62,704,986	38,089,982	19,664,763
Execution and clearing fees | Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	51,446
Execution and clearing fees | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 7,099,254	$ 2,102,385	$ 210,535